Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure Text Block
CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF CIGNA CORPORATION
(REGISTRANT)
STATEMENTS OF INCOME
(in millions)

	For the year ended
	December 31,
	2011	2010	2009

Operating expenses:
Interest	$195	$176	$160
Intercompany interest	19	26	80
Other	92	129	68
Total operating expenses	306	331	308
Loss before income taxes	(306)	(331)	(308)
Income tax benefit	(107)	(106)	(118)
Loss of parent company	(199)	(225)	(190)
Equity in income of subsidiaries from continuing operations	1,459	1,504	1,481
Shareholders' income from continuing operations	1,260	1,279	1,291
Income from discontinued operations, net of taxes	-	-	1
Shareholders' net income	$1,260	$1,279	$1,292

CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF CIGNA CORPORATION
(REGISTRANT)
BALANCE SHEETS
(in millions)

	As of December 31,
	2011		2010

Assets:
Investments in subsidiaries		$14,606		$14,095
Other assets		793		568
Total assets		$15,399		$14,663

Liabilities:
Intercompany		$460		$3,718
Short-term debt		100		548
Long-term debt		4,869		2,180
Other liabilities		1,976		1,861
Total liabilities		7,405		8,307

Shareholders' Equity:
Common stock (shares issued, 366; authorized, 600)		92		88
Additional paid-in capital		3,188		2,534
Net unrealized appreciation — fixed maturities	$739		$529
Net unrealized appreciation — equity securities	1		3
Net unrealized depreciation — derivatives	(23)		(24)
Net translation of foreign currencies	3		25
Postretirement benefits liability adjustment	(1,507)		(1,147)
Accumulated other comprehensive loss		(787)		(614)
Retained earnings		10,787		9,590
Less treasury stock, at cost		(5,286)		(5,242)
Total shareholders' equity		7,994		6,356
Total liabilities and shareholders' equity		$15,399		$14,663

CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF CIGNA CORPORATION
(REGISTRANT)
STATEMENTS OF CASH FLOWS
(in millions)

	For the year ended
	December 31,
	2011	2010	2009

Cash Flows from Operating Activities:
Shareholders' Net Income	$1,260	$1,279	$1,292
Adjustments to reconcile shareholders' net income
to net cash provided by operating activities:
Equity in income of subsidiaries	(1,459)	(1,504)	(1,481)
(Income) from discontinued operations	-	-	(1)
Dividends received from subsidiaries	1,135	1,050	650
Other liabilities	(296)	(294)	(401)
Other, net	(92)	158	353
Net cash provided by operating activities	548	689	412

Cash Flows from Financing Activities:
Net change in intercompany debt	(3,258)	(816)	(579)
Repayment of debt	(449)	(268)	(199)
Net proceeds on issuance of long-term debt	2,661	543	346
Issuance of common stock	734	64	30
Common dividends paid	(11)	(11)	(11)
Repurchase of common stock	(225)	(201)	-
Net cash used in financing activities	(548)	(689)	(413)
Net increase (decrease) in cash and cash equivalents	-	-	(1)
Cash and cash equivalents, beginning of year	-	-	1

CIGNA CORPORATION AND SUBSIDIARIES

SCHEDULE II
CONDENSED FINANCIAL INFORMATION OF CIGNA CORPORATION
(REGISTRANT)

NOTES TO CONDENSED FINANCIAL STATEMENTS

The accompanying condensed financial statements have been updated from the Company's 2011 Form 10-K to reflect changes resulting from the retrospective adoption of amended accounting guidance for deferred policy acquisition costs effective January 1, 2012. See Note 2 to the Consolidated Financial Statements within this Form 8-K for additional information. These statements should be read in conjunction with the Consolidated Financial Statements and the accompanying notes thereto contained in this Form 8-K.

Note 1—For purposes of these condensed financial statements, Cigna Corporation's (the Company) wholly owned and majority owned subsidiaries are recorded using the equity basis of accounting. Certain reclassifications have been made to prior years' amounts to conform to the 2011 presentation.

Note 2—Short-term and long-term debt consisted of the following at December 31:

(In millions)	December 31, 2011	December 31, 2010
Short-term:
Commercial Paper	$100	$100
Current maturities of long-term debt	-	448
Total short-term debt	$100	$548
Long-term:
Uncollateralized debt:
2.75% Notes due 2016	$600	$-
5.375% Notes due 2017	250	250
6.35% Notes due 2018	131	131
8.5% Notes due 2019	251	251
4.375% Notes due 2020	249	249
5.125% Notes due 2020	299	299
4.5% Notes due 2021	298	-
4% Notes due 2022	743	-
7.65% Notes due 2023	100	100
8.3% Notes due 2023	17	17
7.875 % Debentures due 2027	300	300
8.3% Step Down Notes due 2033	83	83
6.15% Notes due 2036	500	500
5.875% Notes due 2041	298	-
5.375% Notes due 2042	750	-
Total long-term debt	$4,869	$2,180

On November 10, 2011, the Company issued $2.1 billion of long-term debt as follows: $600 million of 5-Year Notes due November 15, 2016 at a stated interest rate of 2.75% ($600 million, net of discount, with an effective interest rate of 2.936% per year), $750 million of 10-Year Notes due February 15, 2022 at a stated interest rate of 4% ($743 million, net of discount, with an effective interest rate of 4.346% per year) and $750 million of 30-Year Notes due February 15, 2042 at a stated interest rate of 5.375% ($750 million, net of discount, with an effective interest rate of 5.542% per year). Interest is payable on May 15 and November 15 of each year beginning May 15, 2012 for the 5-Year Notes and February 15 and August 15 of each year beginning February 15, 2012 for the 10-Year and 30-Year Notes. The proceeds of this debt were used to reduce the intercompany payable balance with Cigna Holdings and ultimately used to fund the HealthSpring acquisition in 2012.

The Company may redeem these Notes, at any time, in whole or in part, at a redemption price equal to the greater of:

  100% of the principal amount of the Notes to be redeemed; or
  the present value of the remaining principal and interest payments on the Notes being redeemed discounted at the applicable Treasury Rate plus 30 basis points (5-Year 2.75% Notes due 2016), 35 basis points (10-Year 4% Notes due 2022), or 40 basis points (30-Year 5.375% Notes due 2042).

In June 2011, the Company entered into a new five-year revolving credit and letter of credit agreement for $1.5 billion, which permits up to $500 million to be used for letters of credit. This agreement is diversified among 16 banks, with 3 banks each having 12% of the commitment and the remaining 13 banks with 64% of the commitment. The credit agreement includes options that are subject to consent by the administrative agent and the committing banks, to increase the commitment amount to $2 billion and to extend the term past June 2016. The credit agreement is available for general corporate purposes, including as a commercial paper backstop and for the issuance of letters of credit. This agreement includes certain covenants, including a financial covenant requiring the Company to maintain a total debt to adjusted capital ratio maintain a total debt to adjusted capital ratio at or below 0.50 to 1.00. As of December 31, 2011, the Company had $3.7 billion of borrowing capacity within the maximum debt coverage covenant in the agreement in addition to the $5.1 billion of debt outstanding. There were letters of credit of $118 million issued as of December 31, 2011.

In March 2011, the Company issued $300 million of 10-Year Notes due March 15, 2021 at a stated interest rate of 4.5% ($298 million, net of discount, with an effective interest rate of 4.683% per year) and $300 million of 30-Year Notes due March 15, 2041 at a stated interest rate of 5.875% ($298 million, net of discount, with an effective interest rate of 6.008% per year). Interest is payable on March 15 and September 15 of each year beginning September 15, 2011. The proceeds of this debt were used for general corporate purposes, including the repayment of debt maturing in 2011.

The Company may redeem these Notes, at any time, in whole or in part, at a redemption price equal to the greater of:

  100% of the principal amount of the Notes to be redeemed; or
  the present value of the remaining principal and interest payments on the Notes being redeemed discounted at the applicable Treasury Rate plus 20 basis points (10-Year 4.5% Notes due 2021) or 25 basis points (30-Year 5.875% Notes due 2041).

During 2011, the Company repaid $449 million in maturing long-term debt.

In the fourth quarter of 2010, the Company entered into the following transactions related to its long-term debt:

  In December 2010 the Company offered to settle its 8.5% Notes due 2019, including accrued interest from November 1 through the settlement date. The tender price equaled the present value of the remaining principal and interest payments on the Notes being redeemed, discounted at a rate equal to the 10-year Treasury Rate plus a fixed spread of 100 basis points. The tender offer priced at a yield of 4.128% and principal of $99 million was tendered, with $251 million remaining outstanding. The Company paid $130 million, including accrued interest and expenses, to settle the Notes, resulting in an after-tax loss on early debt extinguishment of $21 million.

  In December 2010 the Company offered to settle its 6.35% Notes due 2018, including accrued interest from September 16 through the settlement date. The tender price equaled the present value of the remaining principal and interest payments on the Notes being redeemed, discounted at a rate equal to the 10-year Treasury Rate plus a fixed spread of 45 basis points. The tender offer priced at a yield of 3.923% and principal of $169 million was tendered, with $131 million remaining outstanding. The Company paid $198 million, including accrued interest and expenses, to settle the Notes, resulting in an after-tax loss on early debt extinguishment of $18 million.

  In December 2010, the Company issued $250 million of 4.375% Notes ($249 million net of debt discount, with an effective interest rate of 5.1%). The difference between the stated and effective interest rates primarily reflects the effect of treasury locks. Interest is payable on June 15 and December 15 of each year beginning December 15, 2010. These Notes will mature on December 15, 2020. The proceeds of this debt were used to fund the tender offer for the 8.5% Senior Notes due 2019 and the 6.35% Senior Notes due 2018 described above.

In May 2010, the Company issued $300 million of 5.125% Notes ($299 million, net of debt discount, with an effective interest rate of 5.36% per year). Interest is payable on June 15 and December 15 of each year beginning December 15, 2010. These Notes will mature on June 15, 2020. The proceeds of this debt were used for general corporate purposes.

The Company may redeem the Notes issued in 2010 at any time, in whole or in part, at a redemption price equal to the greater of:

  100% of the principal amount of the Notes to be redeemed; or
  the present value of the remaining principal and interest payments on the Notes being redeemed discounted at the applicable Treasury Rate plus 25 basis points.

Maturities of debt are as follows (in millions): none in 2012, 2013, 2014, 2015, $600 in 2016 and the remainder in years after 2016. Interest expense on long-term and short-term debt was $195 million in 2011, $176 million in 2010, and $160 million in 2009. Interest paid on long-term and short-term debt was $179 million in 2011, $175 million in 2010, and $153 million in 2009.

Note 3—Intercompany liabilities consist primarily of loans payable to Cigna Holdings, Inc. of $ 460 million as of December 31, 2011 and $3.7 billion as of December 31, 2010. The proceeds of the debt issuance in November 2011 of $2.1 billion (see Note 2) and the equity issuance of $629 million (see Note 5) were used to reduce the intercompany loan payable balance with Cigna Holdings and ultimately used to fund the HealthSpring acquisition in 2012. Interest was accrued at an average monthly rate of 0.63% for 2011 and 0.61% for 2010.

Note 4—As of December 31, 2011, the Company had guarantees and similar agreements in place to secure payment obligations or solvency requirements of certain wholly owned subsidiaries as follows:

  The Company has arranged for bank letters of credit in the amount of $36 million in support of its indirect wholly owned subsidiaries. As of December 31, 2011, approximately $33 million of the letters of credit were issued to support Cigna Global Reinsurance Company, an indirect wholly owned subsidiary domiciled in Bermuda. These letters of credit primarily secure the payment of insureds' claims from run-off reinsurance operations. As of December 31, 2011, approximately $3 million of the letters of credit were issued to provide collateral support for various other indirectly wholly owned subsidiaries of the Company.

  Various indirect, wholly owned subsidiaries have obtained surety bonds in the normal course of business. If there is a claim on a surety bond and the subsidiary is unable to pay, the Company guarantees payment to the company issuing the surety bond. The aggregate amount of such surety bonds as of December was $24 million.

  The Company is obligated under a $27 million letter of credit required by the insurer of its high-deductible self-insurance programs to indemnify the insurer for claim liabilities that fall within deductible amounts for policy years dating back to 1994.

  The Company also provides solvency guarantees aggregating $34 million under state and federal regulations in support of its indirect wholly owned medical HMOs in several states.

  The Company has arranged a $55 million letter of credit in support of Cigna Europe Insurance Company, an indirect wholly owned subsidiary. The Company has agreed to indemnify the banks providing the letters of credit in the event of any draw. Cigna Europe Insurance Company is the holder of the letters of credit.

  In addition, the Company has agreed to indemnify payment of losses included in Cigna Europe Insurance Company's reserves on the assumed reinsurance business transferred from ACE. As of December 31, 2011, the reserve was $88 million.

In 2011, no payments have been made on these guarantees and none are pending. The Company provided other guarantees to subsidiaries that, in the aggregate, do not represent a material risk to the Company's results of operations, liquidity or financial condition.

Note 5 - On November 16, 2011, the Company issued 15.2 million shares of its common stock at $42.75 per share. Proceeds were $650 million ($629 million net of underwriting discount and fees). The proceeds were used to reduce the intercompany loan payable balance with Cigna Holdings and ultimately used to fund the HealthSpring acquisition in January 2012.